Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Equity Investments

We hold equity investments in entities that own or lease properties that we manage. The following tables summarize amounts included in our consolidated financial statements related to these management agreements:

	December 31,
	2016	2015
	(in millions)
Balance Sheets
Assets:
Accounts receivable, net	$4	$8
Management and franchise contracts, net	20	20

Liabilities:
Accounts payable, accrued expenses and other	1	2

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Statements of Operations
Revenues:
Franchise fees	$1	$1	$1
Base and other management fees	8	6	6
Incentive management fees	4	2	1
Other revenues from managed and franchised properties	21	31	32

Expenses:
Other expenses from managed and franchised properties	21	31	32

Statements of Cash Flows
Investing Activities:
Contract acquisition costs	—	4	—

The Blackstone Group

Blackstone directly and indirectly owns or controls hotels that we manage or franchise and for which we receive fees in connection with the management and franchise agreements. Our maximum exposure to loss related to these hotels is limited to the amounts discussed below; therefore, our involvement with these hotels does not expose us to additional variability or risk of loss. The following tables summarize amounts included in our consolidated financial statements related to these management and franchise agreements:

	December 31,
	2016	2015
	(in millions)
Balance Sheets
Assets:
Accounts receivable, net	$18	$21
Management and franchise contracts, net	13	16

Liabilities:
Accounts payable, accrued expenses and other	8	9

	Year Ended December 31,
	2016	2015	2014
	(in millions)
Statements of Operations
Revenues:
Franchise fees	$29	$34	$33
Base and other management fees	10	11	23
Incentive management fees	3	3	4
Other revenues from managed and franchised properties	144	160	293

Expenses:
Depreciation and amortization	1	—	—
Other expenses from managed and franchised properties	144	160	293

Statements of Cash Flows
Investing Activities:
Contract acquisition costs	—	—	7

We also purchase products and services from entities affiliated with or owned by Blackstone. The fees paid for these products and services were $9 million, $32 million and $31 million during the years ended December 31, 2016, 2015 and 2014, respectively.